Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	$ 8,575
Recognized revenue	151
Transaction price allocated to remaining unsatisfied performance obligation	10,164	$ 0
Advertisement placement service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	8,371
Digital assets service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	$ 204